DUE TO RELATED PARTIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Due to related partis	$ 1,574,462	$ 1,263,660	$ 91,951
Ms. Huang Li [Member]
Due to related partis	61,804	61,492	0
World Precision Medicine Technology Inc [Member]
Due to related partis	670,000	670,000	0
Mr. Jung Wang [Member]
Due to related partis	389,000	439,449	0
Mr. Yang Wang [Member]
Due to related partis	$ 453,658	$ 92,719	$ 91,951